Distribution Date:	08/17/22	BANK 2018-BNK13
Determination Date:	08/11/22
Next Distribution Date:	09/16/22
Record Date:	07/29/22	Commercial Mortgage Pass-Through Certificates
Series 2018-BNK13

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		A.J. Sfarra	(212) 214-5613
Certificate Interest Reconciliation Detail	5		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Kathleen Luzik	(703) 647-3473
Mortgage Loan Detail (Part 1)	14-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-19	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
			partnership
Principal Prepayment Detail	20
			Kristin Bonczynski		Kristin.Bonczynski@mountstreetllp.com
Historical Detail	21		2839 Paces Ferry Road , Suite 200 | Atlanta, GA 30339 | United States
Delinquency Loan Detail	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
Collateral Stratification and Historical Detail	23	Representations Reviewer
			BANK 2018-BNK13 Transaction Manager
Specially Serviced Loan Detail - Part 1	24
			375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	25
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	26		Bank, N.A.
Historical Liquidated Loan Detail	27		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Bond / Collateral Loss Reconciliation Detail	28		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	29	Trustee	Wilmington Trust, National Association
Supplemental Notes	30		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06539LAW0	3.221000%	63,326,000.00	10,891,720.40	1,176,571.11	29,235.19	0.00	0.00	1,205,806.30	9,715,149.29	31.91%	30.00%
A-2	06539LAX8	4.074000%	73,996,000.00	73,996,000.00	0.00	251,216.42	0.00	0.00	251,216.42	73,996,000.00	31.91%	30.00%
A-3	06539LAY6	3.978000%	9,903,000.00	9,903,000.00	0.00	32,828.45	0.00	0.00	32,828.45	9,903,000.00	31.91%	30.00%
A-SB	06539LAZ3	4.193000%	35,858,000.00	35,858,000.00	0.00	125,293.83	0.00	0.00	125,293.83	35,858,000.00	31.91%	30.00%
A-4	06539LBA7	3.953000%	200,000,000.00	200,000,000.00	0.00	658,833.33	0.00	0.00	658,833.33	200,000,000.00	31.91%	30.00%
A-5	06539LBB5	4.217000%	244,803,000.00	244,803,000.00	0.00	860,278.54	0.00	0.00	860,278.54	244,803,000.00	31.91%	30.00%
A-S	06539LBE9	4.467000%	86,334,000.00	86,334,000.00	0.00	321,378.31	0.00	0.00	321,378.31	86,334,000.00	21.67%	20.38%
B	06539LBF6	4.724043%	49,334,000.00	49,334,000.00	0.00	194,213.29	0.00	0.00	194,213.29	49,334,000.00	15.82%	14.88%
C	06539LBG4	4.724043%	38,122,000.00	38,122,000.00	0.00	150,074.98	0.00	0.00	150,074.98	38,122,000.00	11.30%	10.63%
D	06539LAJ9	3.000000%	41,485,000.00	41,485,000.00	0.00	103,712.50	0.00	0.00	103,712.50	41,485,000.00	6.38%	6.00%
E	06539LAL4	3.874043%	15,697,000.00	15,697,000.00	0.00	50,675.71	0.00	0.00	50,675.71	15,697,000.00	4.52%	4.25%
F	06539LAN0	3.874043%	10,091,000.00	10,091,000.00	0.00	32,577.47	0.00	0.00	32,577.47	10,091,000.00	3.32%	3.13%
G*	06539LAQ3	3.874043%	28,031,455.00	28,031,455.00	0.00	88,428.98	0.00	0.00	88,428.98	28,031,455.00	0.00%	0.00%
R	06539LAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	06539LAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2HBD09	4.724043%	47,209,497.67	44,449,798.74	61,924.80	174,876.85	0.00	0.00	236,801.65	44,387,873.94	0.00%	0.00%
Regular SubTotal			944,189,952.67	888,995,974.14	1,238,495.91	3,073,623.85	0.00	0.00	4,312,119.76	887,757,478.23

X-A	06539LBC3	0.641645%	627,886,000.00	575,451,720.41	0.00	307,696.52	0.00	0.00	307,696.52	574,275,149.29
X-B	06539LBD1	0.127692%	173,790,000.00	173,790,000.00	0.00	18,492.97	0.00	0.00	18,492.97	173,790,000.00
X-D	06539LAA8	1.724043%	41,485,000.00	41,485,000.00	0.00	59,601.61	0.00	0.00	59,601.61	41,485,000.00
X-E	06539LAC4	0.850000%	15,697,000.00	15,697,000.00	0.00	11,118.71	0.00	0.00	11,118.71	15,697,000.00
X-F	06539LAE0	0.850000%	10,091,000.00	10,091,000.00	0.00	7,147.79	0.00	0.00	7,147.79	10,091,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	06539LAG5	0.850000%	28,031,455.00	28,031,455.00	0.00	19,855.61	0.00	0.00	19,855.61	28,031,455.00
Notional SubTotal			896,980,455.00	844,546,175.41	0.00	423,913.21	0.00	0.00	423,913.21	843,369,604.29

Deal Distribution Total					1,238,495.91	3,497,537.06	0.00	0.00	4,736,032.97

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06539LAW0	171.99444778	18.57958990	0.46166172	0.00000000	0.00000000	0.00000000	0.00000000	19.04125162	153.41485788
A-2	06539LAX8	1,000.00000000	0.00000000	3.39500000	0.00000000	0.00000000	0.00000000	0.00000000	3.39500000	1,000.00000000
A-3	06539LAY6	1,000.00000000	0.00000000	3.31500050	0.00000000	0.00000000	0.00000000	0.00000000	3.31500050	1,000.00000000
A-SB	06539LAZ3	1,000.00000000	0.00000000	3.49416671	0.00000000	0.00000000	0.00000000	0.00000000	3.49416671	1,000.00000000
A-4	06539LBA7	1,000.00000000	0.00000000	3.29416665	0.00000000	0.00000000	0.00000000	0.00000000	3.29416665	1,000.00000000
A-5	06539LBB5	1,000.00000000	0.00000000	3.51416666	0.00000000	0.00000000	0.00000000	0.00000000	3.51416666	1,000.00000000
A-S	06539LBE9	1,000.00000000	0.00000000	3.72249994	0.00000000	0.00000000	0.00000000	0.00000000	3.72249994	1,000.00000000
B	06539LBF6	1,000.00000000	0.00000000	3.93670268	0.00000000	0.00000000	0.00000000	0.00000000	3.93670268	1,000.00000000
C	06539LBG4	1,000.00000000	0.00000000	3.93670269	0.00000000	0.00000000	0.00000000	0.00000000	3.93670269	1,000.00000000
D	06539LAJ9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06539LAL4	1,000.00000000	0.00000000	3.22836912	0.00000000	0.00000000	0.00000000	0.00000000	3.22836912	1,000.00000000
F	06539LAN0	1,000.00000000	0.00000000	3.22836884	0.00000000	0.00000000	0.00000000	0.00000000	3.22836884	1,000.00000000
G	06539LAQ3	1,000.00000000	0.00000000	3.15463396	0.07373538	3.84802751	0.00000000	0.00000000	3.15463396	1,000.00000000
R	06539LAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	06539LAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2HBD09	941.54356504	1.31170216	3.70427263	0.00230441	0.12168102	0.00000000	0.00000000	5.01597479	940.23186288

Notional Certificates
X-A	06539LBC3	916.49076490	0.00000000	0.49005157	0.00000000	0.00000000	0.00000000	0.00000000	0.49005157	914.61690385
X-B	06539LBD1	1,000.00000000	0.00000000	0.10640986	0.00000000	0.00000000	0.00000000	0.00000000	0.10640986	1,000.00000000
X-D	06539LAA8	1,000.00000000	0.00000000	1.43670266	0.00000000	0.00000000	0.00000000	0.00000000	1.43670266	1,000.00000000
X-E	06539LAC4	1,000.00000000	0.00000000	0.70833344	0.00000000	0.00000000	0.00000000	0.00000000	0.70833344	1,000.00000000
X-F	06539LAE0	1,000.00000000	0.00000000	0.70833317	0.00000000	0.00000000	0.00000000	0.00000000	0.70833317	1,000.00000000
X-G	06539LAG5	1,000.00000000	0.00000000	0.70833319	0.00000000	0.00000000	0.00000000	0.00000000	0.70833319	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/22 - 07/30/22	30	0.00	29,235.19	0.00	29,235.19	0.00	0.00	0.00	29,235.19	0.00
A-2	07/01/22 - 07/30/22	30	0.00	251,216.42	0.00	251,216.42	0.00	0.00	0.00	251,216.42	0.00
A-3	07/01/22 - 07/30/22	30	0.00	32,828.45	0.00	32,828.45	0.00	0.00	0.00	32,828.45	0.00
A-SB	07/01/22 - 07/30/22	30	0.00	125,293.83	0.00	125,293.83	0.00	0.00	0.00	125,293.83	0.00
A-4	07/01/22 - 07/30/22	30	0.00	658,833.33	0.00	658,833.33	0.00	0.00	0.00	658,833.33	0.00
A-5	07/01/22 - 07/30/22	30	0.00	860,278.54	0.00	860,278.54	0.00	0.00	0.00	860,278.54	0.00
X-A	07/01/22 - 07/30/22	30	0.00	307,696.52	0.00	307,696.52	0.00	0.00	0.00	307,696.52	0.00
X-B	07/01/22 - 07/30/22	30	0.00	18,492.97	0.00	18,492.97	0.00	0.00	0.00	18,492.97	0.00
X-D	07/01/22 - 07/30/22	30	0.00	59,601.61	0.00	59,601.61	0.00	0.00	0.00	59,601.61	0.00
X-E	07/01/22 - 07/30/22	30	0.00	11,118.71	0.00	11,118.71	0.00	0.00	0.00	11,118.71	0.00
X-F	07/01/22 - 07/30/22	30	0.00	7,147.79	0.00	7,147.79	0.00	0.00	0.00	7,147.79	0.00
X-G	07/01/22 - 07/30/22	30	0.00	19,855.61	0.00	19,855.61	0.00	0.00	0.00	19,855.61	0.00
A-S	07/01/22 - 07/30/22	30	0.00	321,378.31	0.00	321,378.31	0.00	0.00	0.00	321,378.31	0.00
B	07/01/22 - 07/30/22	30	0.00	194,213.29	0.00	194,213.29	0.00	0.00	0.00	194,213.29	0.00
C	07/01/22 - 07/30/22	30	0.00	150,074.98	0.00	150,074.98	0.00	0.00	0.00	150,074.98	0.00
D	07/01/22 - 07/30/22	30	0.00	103,712.50	0.00	103,712.50	0.00	0.00	0.00	103,712.50	0.00
E	07/01/22 - 07/30/22	30	0.00	50,675.71	0.00	50,675.71	0.00	0.00	0.00	50,675.71	0.00
F	07/01/22 - 07/30/22	30	0.00	32,577.47	0.00	32,577.47	0.00	0.00	0.00	32,577.47	0.00
G	07/01/22 - 07/30/22	30	105,458.44	90,495.89	0.00	90,495.89	2,066.91	0.00	0.00	88,428.98	107,865.81
RR Interest	07/01/22 - 07/30/22	30	5,613.62	174,985.64	0.00	174,985.64	108.79	0.00	0.00	174,876.85	5,744.50
Totals			111,072.06	3,499,712.76	0.00	3,499,712.76	2,175.70	0.00	0.00	3,497,537.06	113,610.31

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,736,032.97
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,517,926.22	Master Servicing Fee	10,115.38
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,601.55
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	382.57
ARD Interest	0.00	Operating Advisor Fee	1,632.72
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	191.28
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,517,926.22	Total Fees	18,213.51

Principal		Expenses/Reimbursements
Scheduled Principal	1,238,495.91	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,175.70
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,238,495.91	Total Expenses/Reimbursements	2,175.70

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,497,537.06
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,238,495.91
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,736,032.97
Total Funds Collected	4,756,422.13	Total Funds Distributed	4,756,422.18

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	888,995,974.80	888,995,974.80	Beginning Certificate Balance	888,995,974.14
(-) Scheduled Principal Collections	1,238,495.91	1,238,495.91	(-) Principal Distributions	1,238,495.91
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	887,757,478.89	887,757,478.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	889,018,588.19	889,018,588.19	Ending Certificate Balance	887,757,478.23
Ending Actual Collateral Balance	887,773,250.88	887,773,250.88

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.66)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.66)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	3,585,170.90	0.40%	69	5.1650	NAP	Defeased	1	3,585,170.90	0.40%	69	5.1650	NAP
1,000,000 or less	2	1,864,978.02	0.21%	71	4.5200	0.490000	1.20 or less	15	125,463,643.54	14.13%	42	4.9705	0.912432
1,000,001 to 2,000,000	11	17,950,108.68	2.02%	70	4.5699	1.657366	1.21 to 1.30	3	55,472,587.37	6.25%	68	4.8248	1.253401
2,000,001 to 3,000,000	9	23,388,780.56	2.63%	63	4.9477	2.103416	1.31 to 1.40	3	32,643,572.13	3.68%	70	4.9451	1.325961
3,000,001 to 4,000,000	5	17,288,985.70	1.95%	67	4.5980	1.706577	1.41 to 1.50	4	64,807,074.14	7.30%	71	4.6507	1.479986
4,000,001 to 5,000,000	3	14,250,000.00	1.61%	70	4.7247	2.435796	1.51 to 1.75	7	58,386,205.68	6.58%	70	4.9852	1.600281
5,000,001 to 7,000,000	4	22,465,438.59	2.53%	59	4.7455	2.079335	1.76 to 2.00	7	95,208,441.66	10.72%	69	4.9487	1.878808
7,000,001 to 8,000,000	4	28,760,302.98	3.24%	55	4.2123	1.407931	2.01 to 2.25	7	140,302,879.60	15.80%	56	4.3958	2.143011
8,000,001 to 9,000,000	1	8,782,993.17	0.99%	71	4.4700	1.310000	2.26 to 2.50	5	97,422,432.97	10.97%	71	4.4178	2.330048
9,000,001 to 10,000,000	3	29,370,309.19	3.31%	71	4.8078	1.918844	2.51 to 2.75	3	21,182,269.71	2.39%	71	5.1585	2.603453
10,000,001 to 15,000,000	5	62,274,201.18	7.01%	62	4.6808	1.711120	2.76 to 3.00	4	99,000,000.00	11.15%	70	3.8256	2.911934
15,000,001 to 20,000,000	3	50,644,971.36	5.70%	71	5.0259	2.203269	3.01 or greater	9	99,283,201.19	11.18%	70	4.4038	3.202254
20,000,001 to 30,000,000	3	67,465,915.95	7.60%	69	4.7333	2.041441	Totals	66	887,757,478.89	100.00%	64	4.5988	2.000639
30,000,001 to 50,000,000	11	459,665,322.61	51.78%	61	4.5519	2.052337
50,000,001 to 80,000,000	1	80,000,000.00	9.01%	69	4.3150	2.137200
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	66	887,757,478.89	100.00%	64	4.5988	2.000639
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	3,585,170.90	0.40%	69	5.1650	NAP
							Defeased	1	3,585,170.90	0.40%	69	5.1650	NAP
Alabama	1	33,864,000.00	3.81%	69	4.3150	2.137200
							Industrial	4	46,141,557.30	5.20%	69	4.3500	2.254151
Arizona	2	11,090,000.00	1.25%	66	4.5057	2.121726
							Lodging	6	93,237,458.84	10.50%	44	5.3546	1.875083
California	5	110,350,000.00	12.43%	70	4.6512	1.969048
							Mixed Use	1	10,000,000.00	1.13%	71	4.8100	2.265500
Colorado	1	5,750,000.00	0.65%	71	5.0400	1.959100
							Multi-Family	30	99,639,576.11	11.22%	70	4.6062	1.785103
Florida	6	98,493,512.80	11.09%	46	5.2215	1.417605
							Office	12	310,752,813.96	35.00%	67	4.2485	2.269491
Idaho	1	16,208,201.19	1.83%	71	5.1100	3.168400
							Retail	24	320,281,000.43	36.08%	64	4.7344	1.785764
Illinois	4	35,467,903.44	4.00%	65	4.6983	1.812827
							Self Storage	2	4,119,901.34	0.46%	71	4.9901	1.381420
Indiana	1	4,749,200.00	0.53%	71	4.3200	2.304800
							Totals	80	887,757,478.89	100.00%	64	4.5988	2.000639
Louisiana	3	43,587,200.00	4.91%	70	4.2525	3.170774

Maryland	1	3,300,000.00	0.37%	71	4.8800	3.795700

Michigan	5	19,660,757.30	2.21%	71	4.4351	2.373683

Missouri	1	40,000,000.00	4.51%	72	4.4330	2.371800

Nevada	3	67,689,525.86	7.62%	69	4.7631	1.902328

New Jersey	2	3,668,000.00	0.41%	71	4.3200	2.304800

New York	24	227,774,629.42	25.66%	66	4.2405	1.830964

Ohio	5	53,643,682.73	6.04%	67	4.8036	1.805270

Oregon	3	10,000,000.00	1.13%	71	4.9090	2.858448

South Carolina	1	11,932,269.71	1.34%	71	5.3230	2.555000

Tennessee	3	18,201,058.43	2.05%	69	4.8743	1.723487

Texas	3	10,052,335.30	1.13%	71	5.1138	1.871767

Virginia	1	31,693,722.61	3.57%	9	4.2580	2.134700

Washington	2	19,370,309.19	2.18%	71	4.8066	1.739881

Wisconsin	1	7,626,000.00	0.86%	71	4.3200	2.304800

Totals	80	887,757,478.89	100.00%	64	4.5988	2.000639

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,585,170.90	0.40%	69	5.1650	NAP	Defeased	1	3,585,170.90	0.40%	69	5.1650	NAP
	3.750% or less	4	45,924,674.81	5.17%	45	3.6442	2.025185	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	94,000,000.00	10.59%	70	3.7680	2.905479	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	3	52,566,058.22	5.92%	70	4.2393	2.779198	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	17	245,713,434.92	27.68%	62	4.3407	2.087655	37 months to 48 months	5	101,424,674.81	11.42%	61	4.6016	1.399334
	4.501% to 4.750%	8	54,343,341.39	6.12%	71	4.6388	1.438547	49 months or greater	60	782,747,633.18	88.17%	64	4.5959	2.079152
	4.751% to 5.000%	16	185,340,230.43	20.88%	69	4.8745	1.791937	Totals	66	887,757,478.89	100.00%	64	4.5988	2.000639
	5.001% to 5.250%	8	82,683,638.01	9.31%	71	5.1138	2.117720
	5.251% to 5.500%	4	75,564,637.12	8.51%	71	5.3635	1.308305
	5.501% to 5.750%	2	45,194,359.82	5.09%	17	5.5962	1.250100
	5.751% or greater	1	2,841,933.27	0.32%	11	5.8400	1.213200
	Totals	66	887,757,478.89	100.00%	64	4.5988	2.000639
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,585,170.90	0.40%	69	5.1650	NAP	Defeased	1	3,585,170.90	0.40%	69	5.1650	NAP
	60 months or less	8	109,604,897.47	12.35%	18	4.6991	1.427793	Interest Only	23	542,056,600.00	61.06%	66	4.5807	2.127036
	61 months to 84	57	774,567,410.52	87.25%	70	4.5820	2.082305	120 months or less	5	86,874,674.81	9.79%	57	4.1287	1.781023
	85 or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months to 180	2	3,315,003.36	0.37%	71	4.7925	1.455176
	Totals	66	887,757,478.89	100.00%	64	4.5988	2.000639	181 months to 240	1	7,107,557.30	0.80%	71	4.2800	2.126400
								241 months to 300	2	27,667,424.27	3.12%	71	4.6835	1.412773
								301 months to 420	27	201,315,582.87	22.68%	59	4.8589	1.887145
								421 months or greater	5	15,835,465.38	1.78%	71	4.3186	1.436136
								Totals	66	887,757,478.89	100.00%	64	4.5988	2.000639
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	3,585,170.90	0.40%	69	5.1650	NAP				None
Underwriter's Information		4	61,882,517.21	6.97%	60	3.7741	2.503656
	12 months or less	45	780,955,879.85	87.97%	64	4.6690	1.997191
	13 months to 24 months	16	41,333,910.93	4.66%	69	4.4595	1.324051
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	887,757,478.89	100.00%	64	4.5988	2.000639
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310946154	OF	New York	NY	Actual/360	3.768%	162,233.33	0.00	0.00	N/A	06/11/28	--	50,000,000.00	50,000,000.00	08/11/22
1A	310946155				Actual/360	3.768%	142,765.33	0.00	0.00	N/A	06/11/28	--	44,000,000.00	44,000,000.00	08/11/22
2	320131102	Various Various		Various	Actual/360	4.315%	297,255.56	0.00	0.00	N/A	05/01/28	--	80,000,000.00	80,000,000.00	08/01/22
2A	320131163				Actual/360	4.315%	18,578.47	0.00	0.00	N/A	05/01/28	--	5,000,000.00	5,000,000.00	08/01/22
3	1852598	OF	New York	NY	Actual/360	3.585%	35,324.67	400,573.73	0.00	N/A	08/08/24	--	11,442,731.33	11,042,157.60	08/08/22
3A	453011956				Actual/360	3.585%	23,549.78	267,049.15	0.00	N/A	08/08/24	--	7,628,487.59	7,361,438.44	08/08/22
3B	453011957				Actual/360	3.585%	17,662.33	200,286.87	0.00	N/A	08/08/24	--	5,721,365.64	5,521,078.77	08/08/22
4	310943327	RT	Las Vegas	NV	Actual/360	4.896%	210,812.92	0.00	0.00	N/A	05/11/28	--	50,000,000.00	50,000,000.00	08/11/22
5	300801792	Various Various		Various	Actual/360	4.320%	161,900.35	0.00	0.00	N/A	07/01/28	--	43,521,600.00	43,521,600.00	08/01/22
6	300801789	OF	Metairie	LA	Actual/360	4.250%	153,708.33	0.00	0.00	N/A	06/01/28	--	42,000,000.00	42,000,000.00	08/01/22
7	1852902	RT	Chula Vista	CA	Actual/360	4.672%	164,746.40	0.00	0.00	07/01/28	11/01/29	--	40,950,000.00	40,950,000.00	08/01/22
8	453011953	RT	Frontenac	MO	Actual/360	4.433%	152,692.22	0.00	0.00	N/A	08/01/28	--	40,000,000.00	40,000,000.00	08/01/22
9	310942683	RT	Aventura	FL	Actual/360	4.890%	168,433.33	0.00	0.00	N/A	07/11/28	--	40,000,000.00	40,000,000.00	08/11/22
10	1852269	LO	Orlando	FL	Actual/360	5.600%	192,888.89	0.00	0.00	N/A	06/01/23	--	40,000,000.00	40,000,000.00	08/01/22
11	1852535	OF	New York	NY	Actual/360	5.430%	175,343.75	0.00	0.00	N/A	08/01/28	--	37,500,000.00	37,500,000.00	08/01/22
12	300801774	RT	Fairfax	VA	Actual/360	4.258%	116,364.24	42,461.16	0.00	N/A	05/10/23	--	31,736,183.77	31,693,722.61	08/10/22
13	320131113	RT	Cincinnati	OH	Actual/360	5.280%	106,835.74	31,680.09	0.00	N/A	05/01/28	--	23,497,596.04	23,465,915.95	08/01/22
14	656120811	OF	San Francisco	CA	Actual/360	3.709%	70,257.37	0.00	0.00	04/06/28	04/06/31	--	22,000,000.00	22,000,000.00	08/06/22
15	453011911	RT	Chino Hills	CA	Actual/360	5.175%	98,037.50	0.00	0.00	N/A	06/01/28	--	22,000,000.00	22,000,000.00	08/01/22
16	310944507	OF	Ontario	CA	Actual/360	5.030%	84,028.94	0.00	0.00	N/A	07/11/28	--	19,400,000.00	19,400,000.00	08/11/22
17	1852676	RT	Lincolnshire	IL	Actual/360	4.930%	63,970.33	31,815.29	0.00	N/A	07/01/28	--	15,068,585.46	15,036,770.17	08/01/22
18	320131118	LO	Boise	ID	Actual/360	5.110%	71,394.51	16,798.81	0.00	N/A	07/01/28	--	16,225,000.00	16,208,201.19	08/01/22
19	310946883	RT	Franklin	TN	30/360	4.839%	56,349.20	22,704.59	0.00	N/A	05/11/28	--	13,973,763.02	13,951,058.43	08/11/22
20	470109290	MF	White Plains	NY	Actual/360	4.390%	47,857.34	29,087.69	0.00	N/A	06/01/28	--	12,659,741.79	12,630,654.10	08/01/22
21	310945278	LO	Orlando	FL	Actual/360	5.145%	56,413.10	15,075.99	0.00	N/A	07/11/28	--	12,733,137.33	12,718,061.34	08/11/22
22	300801793	LO	Myrtle Beach	SC	Actual/360	5.323%	54,766.17	15,772.00	0.00	N/A	07/01/28	--	11,948,041.71	11,932,269.71	07/01/22
23	300801795	MF	Vancouver	WA	Actual/360	4.850%	40,143.93	13,944.48	0.00	N/A	07/01/28	--	9,612,114.51	9,598,170.03	08/01/22
24	300801821	MU	New York	NY	Actual/360	4.810%	41,419.44	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	08/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	300801817	OF	Tacoma	WA	Actual/360	4.764%	40,136.76	11,746.65	0.00	N/A	07/01/28	--	9,783,885.81	9,772,139.16	08/01/22
26	470109720	MF	Suffern	NY	Actual/360	4.470%	33,860.04	13,727.19	0.00	N/A	07/01/28	--	8,796,720.36	8,782,993.17	08/01/22
27	1852910	IN	Farmington Hills	MI	Actual/360	4.280%	26,287.18	24,931.77	0.00	N/A	07/01/28	--	7,132,489.07	7,107,557.30	08/01/22
28	600940064	LO	Oregon	OH	Actual/360	4.810%	29,802.16	10,643.63	0.00	N/A	05/11/27	--	7,195,210.41	7,184,566.78	08/11/22
29	470109300	MF	Bayside	NY	Actual/360	4.190%	25,663.76	6,165.33	0.00	N/A	07/01/28	--	7,112,905.79	7,106,740.46	08/01/22
30	300801765	MF	Davis	CA	Actual/360	4.820%	24,903.33	0.00	0.00	N/A	05/01/28	--	6,000,000.00	6,000,000.00	08/01/22
31	610945607	OF	Colorado Springs	CO	Actual/360	5.040%	24,955.00	0.00	0.00	N/A	07/11/28	--	5,750,000.00	5,750,000.00	08/11/22
32	300801816	LO	Brenham	TX	Actual/360	5.567%	24,932.04	6,527.95	0.00	N/A	07/01/28	--	5,200,887.77	5,194,359.82	08/01/22
33	300801820	MF	Beaverton	OR	Actual/360	4.909%	21,135.97	0.00	0.00	N/A	07/01/28	--	5,000,000.00	5,000,000.00	08/01/22
34	1852790	MF	Memphis	TN	Actual/360	4.990%	18,262.01	0.00	0.00	N/A	07/01/28	--	4,250,000.00	4,250,000.00	08/01/22
35	410935318	RT	Phoenix	AZ	Actual/360	4.840%	16,504.40	0.00	0.00	N/A	04/11/27	--	3,960,000.00	3,960,000.00	08/11/22
36	410944844	OF	West Deptford	NJ	Actual/360	5.165%	15,967.58	4,953.29	0.00	N/A	05/11/28	--	3,590,124.19	3,585,170.90	08/11/22
37	470109320	MF	White Plains	NY	Actual/360	4.510%	13,576.66	5,446.33	0.00	N/A	06/01/28	--	3,495,885.32	3,490,438.99	08/01/22
38	470108890	MF	Amityville	NY	Actual/360	4.210%	12,561.57	5,676.07	0.00	N/A	07/01/28	--	3,464,993.83	3,459,317.76	08/01/22
39	600945697	IN	Laurel	MD	Actual/360	4.880%	13,867.33	0.00	0.00	N/A	07/11/28	--	3,300,000.00	3,300,000.00	08/11/22
40	470109060	MF	Mount Vernon	NY	Actual/360	4.520%	11,994.51	2,432.67	0.00	N/A	06/01/28	--	3,081,661.62	3,079,228.95	08/01/22
41	300801798	RT	Darien	IL	Actual/360	5.840%	14,308.72	3,370.36	0.00	N/A	07/01/23	--	2,845,303.63	2,841,933.27	08/01/22
42	470108430	MF	New York	NY	Actual/360	4.570%	11,032.82	4,292.77	0.00	N/A	07/01/28	--	2,803,568.02	2,799,275.25	08/01/22
43	300801797	MF	Saint Clair	MI	Actual/360	5.206%	12,888.47	0.00	0.00	N/A	07/01/28	--	2,875,000.00	2,875,000.00	08/01/22
44	410944306	SS	Las Vegas	NV	Actual/360	4.870%	9,646.74	12,815.96	0.00	N/A	07/11/28	--	2,300,341.82	2,287,525.86	08/11/22
45	300801819	MF	Hillsboro	OR	Actual/360	4.909%	11,836.14	0.00	0.00	N/A	07/01/28	--	2,800,000.00	2,800,000.00	08/01/22
46	300801779	MF	Jacksonville	FL	Actual/360	5.345%	12,286.80	3,061.02	0.00	N/A	05/01/28	--	2,669,512.48	2,666,451.46	08/01/22
47	470109470	MF	Yonkers	NY	Actual/360	4.290%	9,591.15	2,185.00	0.00	N/A	07/01/28	--	2,596,296.44	2,594,111.44	08/01/22
48	470109270	MF	New York	NY	Actual/360	4.430%	8,881.30	3,682.06	0.00	N/A	06/01/28	--	2,328,165.34	2,324,483.28	08/01/22
49	300801818	MF	Canby	OR	Actual/360	4.909%	9,299.83	0.00	0.00	N/A	07/01/28	--	2,200,000.00	2,200,000.00	08/01/22
50	470108870	MF	Lynbrook	NY	Actual/360	4.280%	7,364.70	3,249.80	0.00	N/A	06/01/28	--	1,998,261.69	1,995,011.89	08/01/22
51	470108960	MF	Great Neck	NY	Actual/360	4.420%	7,265.28	3,024.55	0.00	N/A	06/01/28	--	1,908,845.63	1,905,821.08	08/01/22
52	470109940	MF	Yonkers	NY	Actual/360	4.380%	7,260.53	1,577.04	0.00	N/A	07/01/28	--	1,925,018.89	1,923,441.85	08/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
53	470110090	MF	Woodsburgh	NY	Actual/360	4.400%	7,066.30	2,948.92	0.00	N/A	07/01/28	--	1,865,005.15	1,862,056.23	08/01/22
54	470109210	MF	Mount Kisco	NY	Actual/360	4.470%	7,172.94	2,925.15	0.00	N/A	06/01/28	--	1,863,504.11	1,860,578.96	08/01/22
55	300801778	MF	Palatka	FL	Actual/360	5.145%	8,417.79	0.00	0.00	N/A	05/01/28	--	1,900,000.00	1,900,000.00	08/01/22
56	410944935	SS	Houston	TX	Actual/360	5.140%	8,119.98	2,188.27	0.00	N/A	06/11/28	--	1,834,563.75	1,832,375.48	08/11/22
57	470109040	MF	Elmhurst	NY	Actual/360	4.410%	5,303.33	2,216.95	0.00	N/A	06/01/28	--	1,396,533.07	1,394,316.12	08/01/22
58	470109560	MF	New York	NY	Actual/360	4.620%	4,111.17	5,913.66	0.00	N/A	06/01/28	--	1,033,391.16	1,027,477.50	08/01/22
59	470109540	MF	New York	NY	Actual/360	4.390%	4,229.60	1,772.44	0.00	N/A	07/01/28	--	1,118,859.33	1,117,086.89	08/01/22
60	470109610	MF	Bronx	NY	Actual/360	4.540%	4,428.72	883.89	0.00	N/A	07/01/28	--	1,132,826.57	1,131,942.68	08/01/22
61	470109880	MF	New York	NY	Actual/360	4.520%	3,635.07	1,443.67	0.00	N/A	07/01/28	--	933,932.68	932,489.01	08/01/22
62	470109810	MF	New York	NY	Actual/360	4.520%	3,635.07	1,443.67	0.00	N/A	07/01/28	--	933,932.68	932,489.01	08/01/22
Totals							3,517,926.22	1,238,495.91	0.00				888,995,974.80	887,757,478.89
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	34,571,063.04	8,566,603.36	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	24,209,965.56	12,290,228.02	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	23,140,148.00	5,785,037.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	10,420,631.05	5,870,669.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,466,340.84	1,123,177.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,759,649.11	1,587,665.71	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,877,720.98	1,504,619.58	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	10,031,197.00	2,822,742.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,210,020.10	2,528,813.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,552,584.23	3,171,102.30	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,702,325.68	361,194.90	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	19,702,382.74	5,619,053.76	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,074,666.02	2,355,234.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	25,668,998.93	7,295,414.41	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	8,068,262.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,645,517.78	952,004.53	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,846,613.33	461,654.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,703,987.71	2,933,099.63	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	16,676,056.15	3,793,078.13	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,198,624.00	1,186,978.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,479,737.76	2,142,753.30	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,387,170.08	0.00	--	--	--	0.00	0.00	70,486.73	70,486.73	0.00	0.00
23	998,982.51	513,109.47	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,200,850.45	276,179.30	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,958,457.16	684,343.84	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	698,805.00	748,279.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,648,641.03	387,776.07	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	798,005.00	159,187.98	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	416,336.00	540,673.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	824,887.15	244,834.57	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	594,493.32	327,927.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	761,152.31	822,169.07	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	723,918.88	342,924.41	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	609,344.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	333,419.13	181,348.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	255,347.00	236,171.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
38	195,773.00	91,289.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
39	647,741.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	315,601.00	272,601.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	306,557.89	133,387.58	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	211,443.00	260,817.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
43	475,036.39	125,804.69	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	342,278.05	235,987.30	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	419,849.08	217,010.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	409,649.85	105,771.20	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	219,810.00	212,697.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
48	228,802.00	235,458.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
49	264,327.87	169,893.22	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	211,963.00	294,182.00	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
51	229,414.00	294,647.00	08/01/20	07/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	68,299.00	89,750.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	129,535.00	114,971.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	193,150.00	163,024.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
55	315,367.32	172,022.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	94,759.60	61,306.32	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	71,056.00	71,056.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
58	152,736.00	101,944.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	111,201.00	157,696.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
60	68,182.00	127,728.00	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	(8,411.00)	36,682.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
62	(6,847.00)	22,958.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	226,883,575.65	81,584,729.12				0.00	0.00	70,486.73	70,486.73	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.598831%	4.575032%	64
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.597900%	4.574101%	65
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.596968%	4.573170%	66
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.596039%	4.572241%	67
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.595118%	4.571320%	68
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.594199%	4.570402%	69
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.593231%	4.569435%	70
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	14,108,088.37	0	0.00	0	0.00	4.592263%	4.564533%	71
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.591299%	4.563571%	71
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.590344%	4.559256%	72
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.589392%	4.562241%	73
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.588447%	4.561297%	74
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22	300801793	07/01/22	0	B	70,486.73	70,486.73	0.00	11,948,041.71
Totals					70,486.73	70,486.7	0.00	11,948,041.71

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		74,535,656	74,535,656		0	0
13 - 24 Months		23,924,675	23,924,675		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		11,144,567	11,144,567		0	0
> 60 Months		778,152,581	778,152,581		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-22	887,757,479	887,757,479	0	0	0	0
Jul-22	888,995,975	888,995,975	0	0	0	0
Jun-22	890,244,569	890,244,569	0	0	0	0
May-22	891,457,873	891,457,873	0	0	0	0
Apr-22	892,698,366	892,698,366	0	0	0	0
Mar-22	893,903,333	893,903,333	0	0	0	0
Feb-22	895,252,944	895,252,944	0	0	0	0
Jan-22	896,503,205	896,503,205	0	0	0	0
Dec-21	897,749,248	897,749,248	0	0	0	0
Nov-21	899,023,067	899,023,067	0	0	0	0
Oct-21	900,260,587	900,260,587	0	0	0	0
Sep-21	901,526,180	901,526,180	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
19	310946883	14,492,141.00	4.83900%	14,492,141.00 4.83900%		10	07/08/20	06/11/20	08/11/20
19	310946883	0.00	4.83900%	0.00	4.83900%	10	12/29/21	12/29/21	01/11/22
22	300801793	0.00	5.32300%	0.00	5.32300%	8	08/03/21	08/03/21	--
Totals		14,492,141.00		14,492,141.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	0.00	0.00	1,385.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	790.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	2,175.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		2,175.70

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Supplemental Notes
None

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